CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 86,569	$ 45,538
Accounts receivable, net	21,503	29,122
Prepaid expenses and other current assets	8,785	8,969
Inventories	8,908	14,553
Total current assets	125,765	98,182
Vessels, port terminals and other fixed assets, net	395,879	356,038
Intangible assets other than goodwill	57,719	59,425
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	17,436	10,811
Deferred financing costs,net	8,037	5,851
Other long term assets	3,128	1,941
Total noncurrent assets	586,295	538,162
Total assets	712,060	636,344
Current liabilities
Accounts payable	18,500	34,747
Due to affiliate companies	544	1,853
Accrued expenses	18,311	17,011
Deferred income	884	3,004
Due to related parties, net	5,161	3,664
Current portion of capital lease obligations	1,400	1,353
Current portion of long-term debt	69	69
Total current liabilities	44,869	61,701
Senior notes	293,156	200,000
Due to related parties, net	5,501	8,859
Long term debt, net of current portion	459	529
Capital lease obligations, net of current portion	22,359	23,759
Deferred tax liability	13,869	18,522
Other long term liabilities	1,368	1,573
Total noncurrent liabilities	336,712	253,242
Total liabilities	381,581	314,943
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2013 and 2012	20	20
Additional paid-in capital	303,441	303,518
Retained earnings	27,018	17,302
Total Navios Logistics stockholders' equity	330,479	320,840
Noncontrolling interest	0	561
Total stockholders' equity	330,479	321,401
Total liabilities and stockholders' equity	$ 712,060	$ 636,344